UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or      March 31, 2004
Quarter Ended:

Check here if Amendment [  ];
Amendment Number:
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:    Fairfield Greenwich Limited
Address: 919 Third Avenue
         New York, NY 10022

Form 13F File Number: 28-10762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark McKeefry
Title: General Counsel
Phone: (212) 319-6060

Signature, Place, and Date of Signing:

  /S/ MARK MCKEEFRY          NEW YORK, NEW YORK        MAY 14, 2004
---------------------       --------------------    ------------------
        [Signature]            [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting
for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        15*

Form 13F Information Table Value Total:        $55,576*
                                            (thousands)


* Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

None




                           FORM 13F INFORMATION TABLE

   COLUMN 1         COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
   --------         --------       --------   --------       --------       --------   --------     --------

                                                         SHRS OR
NAME OF ISSUER      TITLE OF                   VALUE     PRM AMT   SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
        ------      CLASS          CUSIP      (X$1000)      ---   PRN CALL  DISCRETION MANAGERS  ----------------
                    -----          ------     -------             --- ----  ---------- --------  SOLE  SHARED NONE
                                                                                                 ----  ------ -----
AKAMAI              NOTE
TECHNOLOGIES INC    5.500% 7/0    00971TAC5     3,984   3,935,000             Sole                X


ATMEL CORP          COM           049513104       292      45,000             Sole                X

ATMEL CORP          SDCV 5/2      049513AE4     7,302  16,690,000             Sole                X

CIRRUS LOGIC        COM           172755100       114      15,000             Sole                X
CORP COM

CYPRESS             NOTE
SEMICONDUCTOR       1.25% 6/1     232806AH2     2,998   2,020,000             Sole                X
CORP

EMCORE CORP         NOTE
                    5.000% 5/1    290846AB0     5,674   5,790,000             Sole                X

FINISAR             NOTE
                    5.250% 10/1   31787AAC5     5,383   5,383,000             Sole                X

JUNIPER             NOTE
NETWORKS INC        4.750% 3/1    48203RAA2     5,004   4,942,000             Sole                X

MANUGISTIC          NOTE
GROUP INC           5.000% 11/0   565011AB9    17,700  18,061,000             Sole                X

NETWORK EQUIP       SDCV
TECHNOLOGIES        7.259% 5/1    641208AA1     1,467   1,686,000             Sole                X

PEMSTAR INC         COM           706552106       182      50,000             Sole                X

PMC-SIERRA INC      NOTE
                    3.750%  8/1   69344FAB2     1,000   1,000,000             Sole                X

TERAYON             NOTE
COMMUNICATION       5.000% 8/0    880775AC5     3,591   3,800,000             Sole                X
SYS

TOWER               NOTE
AUTOMOTIVE INC      5.000% 8/0    891707AE1       570     600,000             Sole                X

ZILOG INC           COM PAR
                    $0.01         989524301       315      50,000             Sole                X
